Borrowings and financial liabilities - Issuance Of non-convertible bonds to Kreos (Details) € / shares in Units, € in Thousands					12 Months Ended
	Nov. 19, 2021 EUR (€) tranche	Apr. 30, 2020 EUR (€) € / shares	Mar. 01, 2019 EUR (€)	Sep. 10, 2018 EUR (€) installment item	Dec. 31, 2022 EUR (€) item € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2019 EUR (€)
Borrowings and financial liabilities
Balance at beginning of period					€ 28,863
(+) Gross proceed Tr A & B	€ 677
(-) Fees charged on the bond loan						€ 125	€ 453
Change in fair value of financial instruments					637	(1,856)	(10,080)
Balance at end of period					€ 23,640	28,863
Proceeds from the issuance of convertible notes and non-convertible bonds	677
Amount of agreement	€ 10,000	€ 24,000						€ 32,000
Number of tranches | tranche	4
Interest rate	9.50%
Number of monthly repayment installments | item					36
Guarantee deposit related to the non-convertible bonds					€ 648
Number of warrants outstanding | shares					2,218,293
Exercise price per share | € / shares		€ 0.27			€ 0.56
Warrant term		5 years			65 years
Value of the equity instrument					€ (1,911)	5,803	2,268		€ (8,284)
Effective interest rate post recognition of warrants					13.59%
2021 Atlas contract
Borrowings and financial liabilities
(+) Gross proceed Tr A & B					€ 9,590
Proceeds from the issuance of convertible notes and non-convertible bonds					€ 9,590
Discount rate on issue of bond tranches					4.00%
Commitment commission					€ 500,000
Percentage of commitment commission per draw					12.00%
KREOS Contract
Borrowings and financial liabilities
Balance at beginning of period					€ 7,188	4,392
(+) Gross proceed Tr A & B						5,500
(+) Gross proceed Tr C					677	677
Fair value Adjustments					(1,311)
(-) Fees charged on the bond loan						125
Change in fair value of financial instruments						150
(+/-) Amortized cost					464	144
(-) Repayment					(1,844)	(3,550)
Balance at end of period					4,497	7,188	4,392
Proceeds from the issuance of convertible notes and non-convertible bonds						5,500
Nonconvertible Bonds To Kreos 2018 Contract
Borrowings and financial liabilities
Balance at beginning of period					938	4,392
(+/-) Amortized cost					6	96
(-) Repayment					(944)	(3,550)
Balance at end of period						938	€ 4,392
Nonconvertible Bonds To Kreos 2021 Contract
Borrowings and financial liabilities
Balance at beginning of period					3,229
(+) Gross proceed Tr A & B						3,250
(+) Gross proceed Tr C						579
Fair value Adjustments						(536)
(-) Fees charged on the bond loan						97
(+/-) Amortized cost					358	33
(-) Repayment					(900)
Balance at end of period					2,687	3,229
Proceeds from the issuance of convertible notes and non-convertible bonds						3,250
Convertible Bonds To Kreos 2021 Contract
Borrowings and financial liabilities
Balance at beginning of period					1,647
(+) Gross proceed Tr A & B						2,250
Fair value Adjustments						(590)
(-) Fees charged on the bond loan						28
(+/-) Amortized cost					145	15
Balance at end of period					1,792	1,647
Proceeds from the issuance of convertible notes and non-convertible bonds						2,250
Nonconvertible Bonds To Kreos 2021 Bifurcated Derivatives
Borrowings and financial liabilities
Balance at beginning of period					1,324
Fair value Adjustments					(1,311)	1,174
Change in fair value of financial instruments						150
Balance at end of period					13	1,324
Nonconvertible Bonds To Kreos 2021 BSA 2018 Buyback
Borrowings and financial liabilities
Balance at beginning of period					(48)
Fair value Adjustments						(48)
Balance at end of period					(48)	(48)
KREOS 2021 day one gain
Borrowings and financial liabilities
Balance at beginning of period					98
(+) Gross proceed Tr C					98	98
(+/-) Amortized cost					(45)
Balance at end of period					€ 53	98
Non-convertible bonds to Kreos
Borrowings and financial liabilities
(+) Gross proceed Tr A & B			€ 10,000
Proceeds from the issuance of convertible notes and non-convertible bonds			€ 10,000
Amount of agreement	€ 7,750			€ 10,000
Number of tranches | item				4
Amount of each tranche				€ 2,500
Interest rate				10.00%	10.00%
Number of monthly repayment installments | installment				36
Prepayment notice period				30 days
Discount rate for prepayment				10.00%
Guarantee deposit related to the non-convertible bonds					€ 320
Guarantee deposit per tranche					€ 80
Exercise price per share | € / shares					€ 2.67
Warrant term					7 years
Value of the equity instrument					€ 319
Financial liability determined using the amortized cost method					€ 900
Non-convertible bonds to ATLAS
Borrowings and financial liabilities
(+) Gross proceed Tr A & B						14,550
Proceeds from the issuance of convertible notes and non-convertible bonds						€ 14,550
BSA Warrants , Kreos Tranche 1 | Non-convertible bonds to Kreos
Borrowings and financial liabilities
Number of warrants outstanding | shares					442,477